Note 4(b) - Vessels, Net - Delivery of Vessels (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Yard Installments	$ 123,445	$ 75,318
Capitalized Expenses	3,201	1,641
M/T Eco Los Angeles [Member]
Yard Installments		37,659
Capitalized Expenses		835
Final Carrying Amount		38,494
M/T Eco City of Angels [Member]
Yard Installments		37,659
Capitalized Expenses		806
Final Carrying Amount		38,465
Vessels, Net [Member]
Final Carrying Amount	126,646	$ 76,959
M/T Eco West Coast [Member]
Yard Installments	61,723
Capitalized Expenses	1,618
Final Carrying Amount	63,341
M/T Eco Malibu [Member]
Yard Installments	61,722
Capitalized Expenses	1,583
Final Carrying Amount	$ 63,305